Cover	Feb. 26, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 26, 2026, Nakamoto Inc., a Delaware corporation (“Nakamoto”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report the completion of the previously announced transactions contemplated by (i) the Agreement and Plan of Merger by and among Nakamoto, BTC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Nakamoto (“BTC Merger Sub”), BTC Inc., a Delaware corporation (“BTC”), and the stockholder representative party thereto pursuant to which BTC Merger Sub merged with and into BTC, with BTC surviving the merger as a wholly-owned subsidiary of Nakamoto (the “BTC Merger”) and (ii) the Agreement and Plan of Merger by and among Nakamoto, UTXO GP Merger Sub, LLC, a Tennessee limited liability company and a wholly-owned subsidiary of Nakamoto (“UTXO Merger Sub”), UTXO Management GP, LLC, a Tennessee limited liability company (“UTXO”), David Bailey, in his individual capacity, Tyler Evans, in his individual capacity, and the equityholder representative party thereto pursuant to which UTXO Merger Sub merged with and into UTXO, with UTXO surviving the merger as a wholly-owned subsidiary of Nakamoto (the “UTXO Merger”, and together with the BTC Merger, the “Mergers”).
Document Period End Date	Feb. 26, 2026
Entity File Number	001-42103
Entity Registrant Name	Nakamoto Inc.
Entity Central Index Key	0001946573
Entity Tax Identification Number	84-3829824
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 10th Ave South
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	676-8668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	NAKA
Security Exchange Name	NASDAQ
Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Title of 12(b) Security	Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	NAKAW